ACQUISITIONS, DISPOSITIONS AND ASSETS HELD FOR SALE - Purchase of Colorado River Concrete Assets (Details) (USD $)			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 West Texas Market - 4 Plants Installments Processing_Facility	Sep. 14, 2012 West Texas Market - 4 Plants
Business Acquisition [Line Items]
Number of plants acquired			4
Cash paid on acquisition			$ 2,400,000
Promissory note issued on acquisition			1,900,000
Stated interest rate				4.50%
Number of equal installments			24
Number of major markets in which to expand with purchase of assets			2
Plant and equipment acquired			3,200,000
Inventory			200,000
Goodwill	10,717,000	1,481,000	1,000,000
Liabilities assumed			$ 0